Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31
	2022	June 30, 2023
	RMB	RMB	US$
Salary and welfare payable	1,740	9,312	1,283
Accrued expenses (1)	5,762	9,057	1,249
Payable for property and equipment	—	2,301	318
Other payables	33	4,089	564
Total	7,535	24,759	3,414
(1):	the accrued expenses mainly consist of accrued professional fees.